Pay vs Performance Disclosure - USD ($)	12 Months Ended			36 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2026
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

The following table presents certain information regarding compensation paid to the Company’s Principal Executive Officer (“PEO”) and other Named Executive Officers (“Other NEOs” or “Non-PEOs”), and certain measures of financial performance, for the years ended June 30, 2026, 2025 and 2024. The amounts shown below are calculated in accordance with Item 402(v) of Regulation S-K. The Compensation Committee believes that the 2026 compensation decisions for the PEO and Non-PEOs are reflective of the firm’s overall operating, strategic, financial and stock price performance and thus aligned with shareholders.

Pay Versus Performance Table

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (1)	Average Summary Compensation Total for Non-PEO Named Executive Officers (2)	Average Compensation Actually paid To Non-PEO Named Executive Officers (2)	Value of Initial $100 Investment based on Total Shareholder Return (3)	Net (Loss) / Income ($)

2026	$575,059	$1,610,743	$195,107	$534,996	$237	$(34,000)
2025	$520,033	$456,883	$208,400	$197,108	$104	$(41,000)
2024	$535,708	$609,083	$221,614	$239,392	$116	$1,050,000

(1)

S. W. Yong served as the Company’s PEO during the fiscal years presented. The following amounts were added and deducted from the Summary Compensation Table (“SCT”) amount to determine the compensation actually paid to the PEO in accordance with SEC regulations:

PEO Total Compensation Amount	$ 575,059	$ 520,033	$ 535,708
PEO Actually Paid Compensation Amount	$ 1,610,743	456,883	609,083
Adjustment To PEO Compensation, Footnote
Adjustments to Determine Compensation “Actually Paid”	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2024
Deduction for Amount Reported under the “Option Awards” column in the SCT	$(221,600)	$(106,000)	$(98,800)
Increase for the Fair Value of Awards Granted during year that remain unvested as of year-end	504,600	55,200	98,700
Increase for the Fair Value of Awards Granted during year that remain vested as of year-end	168,200	18,400	32,900
Increase/deduction for Change in Fair Value from prior year-end to current year-end of Awards Granted prior to year-end that were outstanding and unvested as of year-end	496,220	(28,925)	26,800
Increase/deduction for Change in Fair Value from prior year-end to Vesting Date of Awards Granted prior to year-end that vested during year	88,264	(1,825)	13,775
Total Adjustments	$1,035,684	$(63,150)	$73,375

(2)

For the year ended June 30, 2026, 2025 and 2024, Anitha Srinivasan and Hwee Poh Lim were our Other NEOs. The following amounts were added and deducted from the Summary Compensation Table (“SCT”) amount to determine the compensation actually paid to the Other NEOs in accordance with SEC regulations:

Non-PEO NEO Average Total Compensation Amount	$ 195,107	208,400	221,614
Non-PEO NEO Average Compensation Actually Paid Amount	$ 534,996	197,108	239,392
Adjustment to Non-PEO NEO Compensation Footnote
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2024
Deduction for Amount Reported under the “Option Awards” column in the SCT	$(21,800)	$(28,500)	$(46,828)
Increase for the Fair Value of Awards Granted during year that remain unvested as of year-end	155,700	16,125	47,739
Increase for the Fair Value of Awards Granted during year that remain vested as of year-end	51,900	5,375	15,913
Increase/deduction for Change in Fair Value from prior year-end to current year-end of Awards Granted prior to year-end that were outstanding and unvested as of year-end	149,987	(3,199)	725
Increase/deduction for Change in Fair Value from prior year-end to Vesting Date of Awards Granted prior to year-end that vested during year	4,102	(1,092)	229
Total Adjustments	$339,889	$(11,291)	$17,778

(3)

Represents the cumulative shareholder return of a fixed investment of $100 made at the closing price of the Company’s Common Stock at June 30, 2021 for the measurement period beginning on such date and continuing through and including the end of the applicable fiscal year reflected in the table.

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Cumulative Total Shareholder Return (“TSR”)

Historically, we have not used financial performance measures such as TSR to align with compensation actually paid to our PEO and Other NEOs. As described in more detail in the section EXECUTIVE COMPENSATION - Narrative Disclosure to Summary Compensation Table, part of the compensation that our PEO and Other NEOs are eligible to receive consists of annual performance-based cash bonuses and equity awards designed to provide appropriate incentives to our executives to achieve defined annual corporate goals.

All information provided above under the “Pay Versus Performance” heading will not be deemed to be incorporated by reference in any filing of our Company under the Securities Act of 1933, as amended, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing.

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Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Income

Our Company has not historically looked to net income as a performance measure for our executive compensation program. In Fiscal 2026, our net loss decreased by 17%, or $7,000 from Fiscal 2025, and the compensation actually paid for our PEO and Named Executive Officers increased during this period, primarily due to higher fair value of the awards granted.

In Fiscal 2025, our net income decreased 104%, or $1.09 million from Fiscal 2024, and the compensation actually paid for our PEO and Named Executive Officers decreased during this period, primarily due to lower fair value of the awards granted.

Total Shareholder Return Amount	$ 237	104	116
Net Income (Loss)	(34,000)	(41,000)	1,050,000
S. W. Yong [Member]
Pay vs Performance Disclosure
PEO Name				S. W. Yong
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,035,684	(63,150)	73,375
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(221,600)	(106,000)	(98,800)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	504,600	55,200	98,700
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	496,220	(28,925)	26,800
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	168,200	18,400	32,900
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	88,264	(1,825)	13,775
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	339,889	(11,291)	17,778
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(21,800)	(28,500)	(46,828)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	155,700	16,125	47,739
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	149,987	(3,199)	725
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	51,900	5,375	15,913
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 4,102	$ (1,092)	$ 229